Intangible assets, net - Summary of Group's Intangible Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Statements
Total of gross carrying amount	¥ 251,443		¥ 376,423
Total accumulated amortization	(89,704)		(169,322)
Intangible assets, net	161,739	$ 22,780	207,101
Platform content
Statements
Total of gross carrying amount	126,072		123,970
Total accumulated amortization	(34,520)		(16,234)
Trademarks
Statements
Total of gross carrying amount	38,955		39,436
Total accumulated amortization	(6,787)		(4,324)
License
Statements
Total of gross carrying amount	32,000		32,000
Total accumulated amortization	(12,089)		(9,956)
Licensed Copyrights of video content
Statements
Total of gross carrying amount	31,133		136,130
Total accumulated amortization	(25,380)		(110,182)
Technology and domain name
Statements
Total of gross carrying amount	13,618		13,641
Total accumulated amortization	(7,051)		(4,715)
Software
Statements
Total of gross carrying amount	9,665		31,246
Total accumulated amortization	¥ (3,877)		¥ (23,911)